Reconciliation of Financial Statements to Form 5500 - Reconciliation of Net Income (Details) - EBP Represented Employee	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Net increase in net assets per financial statements	$ 305,172,526
Deemed distributions of participant loans reported in the 2025 Form 5500	(4,681,624)
Deemed distributions of participant loans reported in the 2024 Form 5500	4,568,950
Net increase in net assets per the Form 5500	$ 305,059,852